Investments (Details) - Schedule of investments - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment in marketable securities [Member]
Current assets:
Balance	$ 3,032	$ 2,858
Disposition		(110)
Fair value through other comprehensive loss	794	284
Loss of associates
Additions
Balance	3,826	3,032
Investment in associate [Member]
Current assets:
Balance	2,361	2,460
Disposition
Fair value through other comprehensive loss
Loss of associates	(187)	(200)
Additions	437	101
Balance	$ 2,611	$ 2,361